TRADE RECEIVABLES AND OTHER - Carrying Amounts of Total Trade Receivables - Net by Currency (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Trade receivables [line items]
Trade receivables	€ 386	€ 393
Euro
Trade receivables [line items]
Trade receivables	158	126
U.S. Dollars
Trade receivables [line items]
Trade receivables	203	251
Swiss Francs
Trade receivables [line items]
Trade receivables	14	3
Other currencies
Trade receivables [line items]
Trade receivables	€ 11	€ 13